Revenue (Schedule of Information on Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Sale of crude oil	$ 1,004,775	$ 647,559	$ 359,640
Sale of purchased crude oil	9,454
Sale of gas	35,350	40,984	34,052
Revenue	$ 1,049,579	$ 688,543	$ 393,692